Parent Company (Statement of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Other	$ (341)	$ 32	$ 340
Net cash provided (used) by operating activities	7,363	7,840	5,579
Investing Activities
Other	(705)	(1,684)	(1,220)
Net cash provided (used) by investing activities	(24,990)	(3,969)	(14,895)
Financing Activities
Net change in commercial paper		(100)	100
Preferred stock issuances
Acquisition of treasury stock	(3,578)	(2,877)	(2,447)
Preferred stock cash dividends paid	(236)	(236)	(236)
Common stock cash dividends paid	(1,895)	(1,601)	(1,266)
Net Increase (Decrease) In Cash And Due From Banks	(547)	359	370
Net cash activity from continuing operations	(846)	95	305
Cash and due from banks at beginning of period	5,608	5,249	4,879
Cash and due from banks at end of period	5,061	5,608	5,249
Parent Company
Operating Activities
Net income	5,369	5,301	5,338
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Equity in undistributed net earnings of subsidiaries	(1,363)	(2,307)	(1,974)
Return on investment in subsidiary			98
Other	218	155	194
Net cash provided (used) by operating activities	4,224	3,149	3,656
Investing Activities
Net change in loans and securities from affiliates	664	540	114
Net change in nonrestricted interest-earning deposits	(2,369)	1,145	(1,116)
Other	(8)	2
Net cash provided (used) by investing activities	(1,713)	1,687	(1,002)
Financing Activities
Net change in other borrowed funds from affiliates	228	(29)	316
Proceeds from long-term borrowings	4,180	498	1,325
Repayments of long-term borrowings	(1,300)	(553)	(580)
Net change in commercial paper		(100)	100
Common and treasury stock issuances	90	69	132
Acquisition of treasury stock	(3,578)	(2,877)	(2,447)
Preferred stock cash dividends paid	(236)	(236)	(236)
Common stock cash dividends paid	(1,895)	(1,603)	(1,264)
Net cash provided (used) by financing activities	(2,511)	(4,831)	(2,654)
Net Increase (Decrease) In Cash And Due From Banks	0	5	0
Net cash provided by operating activities of discontinued operations	299	264	65
Net cash activity from continuing operations	(299)	(259)	(65)
Cash and due from banks at beginning of period	181	176	176
Cash and due from banks at end of period	$ 181	$ 181	$ 176